Offsetting financial liabilities (Detail) - USD ($) $ in Billions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Derivative financial instruments
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Liabilities based on IFRS netting	$ 149.1	$ 163.0	$ 192.2
Further netting potential not recognized on the balance sheet	(132.4)	(147.9)	167.9
of which: netting of recognized financial assets	(101.3)	(115.7)	(133.0)
of which: netting with collateral pledged	(31.1)	(32.1)	(35.0)
Liabilities, after consideration of further netting potential	16.7	15.2	24.2
Cash collateral payables on derivative instruments
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Liabilities based on IFRS netting	32.8	37.3	41.6
Further netting potential not recognized on the balance sheet	(19.0)	(22.6)	(26.4)
of which: netting of recognized financial assets	(16.5)	(19.8)	(23.2)
of which: netting with collateral pledged	(2.5)	(2.8)	(3.2)
Liabilities, after consideration of further netting potential	$ 13.8	$ 14.7	$ 15.2